SHARE BASED AND OTHER COMPENSATION (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options, Granted		200,000
Equity Option [Member]
Number of Options, Outstanding at Beginning	608,333	358,333	380,000
Number of options, Granted	3,045,000	480,000	215,000
Number of options, Exercised	0	0	0
Number of options, Forfeited or cancelled	(335,000)	(230,000)	(236,667)
Number of options, Outstanding at Ending	3,318,333	608,333	358,333
Weighted Average Exercise Price, Outstanding at Beginning	$ 14.60	$ 21.60	$ 20.20
Weighted Average Exercise Price, Granted	1.35	12.60	26.80
Weighted Average Exercise Price, Exercised	0		0
Weighted Average Exercise Price, Forfeited or cancelled	(10.18)	(24.60)	(23.90)
Weighted Average Exercise Price, Outstanding at Ending	$ 1.27	$ 14.60	$ 21.60
Number of Options Vested/Exercisable, Outstanding	1,258,334	296,667	138,333
Weighted Average Remaining Contractual Life (Years)	8 years 11 months 8 days	4 years 1 month 6 days	4 years 2 months 26 days